Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Profit for the year	R$ 3,367,517	R$ 2,835,068	R$ 2,519,310
Other comprehensive income (loss)	(363,076)	(10,994)	287,547
Items which will not be subsequently reclassified to the income statement:
Actuarial gains and (losses) on defined benefit plans, net of income tax	(363,059)	(10,994)	287,547
Other	(17)	0	0
Total comprehensive income for the year	R$ 3,004,441	R$ 2,824,074	R$ 2,806,857